Note 46	6 Months Ended
Jun. 30, 2022
Additional information [abstract]
Disclosure of additional information [text block]	Subsequent events
From July 1 to July 21, 2022, Citigroup Global Markets Europe AG, acting as lead manager for the Second Segment of the Second Tranche, has acquired 63,750,000 BBVA shares (see Note 4).
From July 1, 2022 to the date of preparation of these Consolidated Financial Statements, no subsequent events requiring disclosure in these interim Consolidated Financial Statements have taken place that significantly affect the Group’s earnings or its consolidated equity position.